Description of Organization and Business Operations (Details)							3 Months Ended			12 Months Ended
	Feb. 04, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 30, 2024 USD ($) shares	Dec. 04, 2024 USD ($)	Apr. 01, 2024 USD ($)	Nov. 24, 2023 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jan. 06, 2025 $ / shares
Description of Organization and Business Operations [Line Items]
Working capital deficit										$ 2,000,000
Share price (in Dollars per share) | $ / shares		$ 10								$ 10
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001					$ 0.0001			$ 0.0001
Net loss		$ (890)					$ (38,904)
COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Condition for future business combination number of businesses minimum							1
Number of shares issued per unit (in Shares) | shares						1
Transaction costs amount							$ 9,002,207
Underwriting fees							2,550,000
Deferred underwriting fee		5,950,000					5,950,000		$ 5,950,000	$ 5,950,000
Other offering costs							$ 502,207
Percentage of aggregate fair market value							80.00%			80.00%
Outstanding voting securities percentage							50.00%			50.00%
Net tangible assets							$ 5,000,001
Working capital deficit				$ 1,000,000	$ 1,000,000		$ 2,000,000			$ 2,000,000
Share price (in Dollars per share) | $ / shares							$ 10
Cash							$ 442,670
Trust account and working capital		$ 511,038					1,398,048			511,038
Working capital and tax liabilities							1,000,000
Working capital loan							$ 1,500,000			$ 1,500,000
Price per warrant (in Dollars per share) | $ / shares		$ 1					$ 1			$ 1
Number of share issued (in Shares) | shares									5,000,000
Net loss							$ (48,958)	$ 1,660,079	$ 414,496	$ 5,758,466
Cash		$ 905,040					$ 442,670		$ 1,292,907	905,040
Transaction costs amount		9,002,207								9,002,207
Cash underwriting fee										2,550,000
Deferred underwriting fee		5,950,000								5,950,000
Deferred offering costs		$ 502,207								502,207
Net tangible assets										$ 5,000,001
COLOMBIER ACQUISITION CORP. II [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares		5,000,000					5,000,000			5,000,000
COLOMBIER ACQUISITION CORP. II [Member] | Redeemable Warrant [Member]
Description of Organization and Business Operations [Line Items]
Number of shares issued per unit (in Shares) | shares						1
COLOMBIER ACQUISITION CORP. II [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares		10,666,667					10,666,667			10,666,667
Price per warrant (in Dollars per share) | $ / shares		$ 0.01					$ 0.01			$ 0.01
COLOMBIER ACQUISITION CORP. II [Member] | GrabAGun Digital Holdings Inc. [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares) | shares			500
Gauge II Merger Sub LLC [Member]
Description of Organization and Business Operations [Line Items]
Number of share issued (in Shares) | shares			1,000
Consideration received			$ 100
Percentage of Ownership			100.00%
GrabAGun Digital Holdings Inc. [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Ownership percentage			50.00%
Gauge II Merger Sub Corp [Member]
Description of Organization and Business Operations [Line Items]
Shares received (in Shares) | shares	1
Consideration	$ 1
Business Combination [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Working capital deficit										$ 1,000,000
Subsequent Event [Member]
Description of Organization and Business Operations [Line Items]
Working capital deficit		$ 890					$ 39,794
Common stock, par value (in Dollars per share) | $ / shares											$ 0.0001
Net loss		890					38,904
Cash		$ 0					$ 0			$ 0
Subsequent Event [Member] | Colombier II [Member]
Description of Organization and Business Operations [Line Items]
Ownership percentage											50.00%
Subsequent Event [Member] | GrabAGun Pubco [Member]
Description of Organization and Business Operations [Line Items]
Ownership percentage											50.00%
Subsequent Event [Member] | Gauge II Merger Sub Corp [Member]
Description of Organization and Business Operations [Line Items]
Consideration	$ 1
Class A Ordinary Shares [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Purchase of each warrant (in Shares) | shares						1
Class A Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share) | $ / shares		$ 11.5				$ 11.5				$ 11.5
Number of warrants to purchase shares issued (in Shares) | shares		10,666,667					10,666,667			10,666,667
Price per warrant (in Dollars per share) | $ / shares		$ 11.5					$ 11.5			$ 11.5
Common stock, par value (in Dollars per share) | $ / shares		0.0001				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Purchase of each warrant (in Shares) | shares						1
Initial Public Offering [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares) | shares						17,000,000
Number of units sold (in Shares) | shares						17,000,000	17,000,000			2,250,000
Price per unit (in Dollars per share) | $ / shares		$ 10				$ 10	$ 10			$ 10
Gross proceeds						$ 170,000,000
Number of shares issued per unit (in Shares) | shares							1			1
Net proceeds of sale of the units						$ 170,000,000
Number of share issued (in Shares) | shares										17,000,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share) | $ / shares						$ 0.0001
Over-Allotment Option [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Consummated units (in Shares) | shares						2,000,000
Number of units sold (in Shares) | shares						2,000,000	2,000,000
Price per unit (in Dollars per share) | $ / shares						$ 10
Gross proceeds						$ 170,000,000
Number of share issued (in Shares) | shares										2,000,000
Private Placement [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares		5,000,000								5,000,000
Aggregate purchase price										$ 5,000,000
Purchase of each warrant (in Shares) | shares		1								1
Price per warrant (in Dollars per share) | $ / shares		$ 1								$ 1
Private Placement [Member] | COLOMBIER ACQUISITION CORP. II [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Number of warrants to purchase shares issued (in Shares) | shares						5,000,000	5,000,000
Price of warrant (in Dollars per share) | $ / shares						$ 1
Aggregate purchase price						$ 5,000,000	$ 5,000,000
Price per warrant (in Dollars per share) | $ / shares							$ 1
Private Placement [Member] | Class A Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Purchase of each warrant (in Shares) | shares							1
Price per warrant (in Dollars per share) | $ / shares		11.5					$ 11.5			$ 11.5
Public Share [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Price per unit (in Dollars per share) | $ / shares							$ 10.45
Working capital deficit							$ 1,000,000			$ 1,000,000
Share price (in Dollars per share) | $ / shares		10.45								$ 10.45
Trust Account [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Share price (in Dollars per share) | $ / shares		$ 10					$ 10			$ 10
Initial Public Offering [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Description of Organization and Business Operations [Line Items]
Net proceeds of sale of the units										$ 170,000,000
Number of share issued (in Shares) | shares						5,000,000
Initial Public Offering [Member] | COLOMBIER ACQUISITION CORP. II [Member] | Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Price of warrant (in Dollars per share) | $ / shares						$ 1
Consideration received						$ 5,000,000